Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Telephone: (949) 442-6000

Fax: (949) 442-6010

October 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:Two Roads Shared Trust (the “Trust”)

(File Nos. 333-182417 and 811-22718)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Statement of Additional Information for the West Shore Real Return Income Fund, and the (b) Statement of Additional Information for the Larkin Point Equity Preservation Fund, that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 17, which was filed on October 22, 2013, and (ii) the text of Post-Effective Amendment No. 17 was filed electronically on October 22, 2013.

Please do not hesitate to contact the undersigned at (949) 442-6007 if you have any questions regarding this certification.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

cc:

Richard Malinowski, Gemini Fund Services, LLC

Aisha J. Hunt, Dechert LLP